Accounting Policies - Schedule of Estimated Cost of Uncompensated Care (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Patient care costs (salaries and benefits, supplies, other operating expenses and depreciation and amortization)	$ 51,180	$ 49,074	$ 44,271
Cost-to-charges ratio (patient care costs as percentage of gross patient charges)	11.00%	11.30%	12.00%
Total uncompensated care	$ 31,734	$ 29,642	$ 29,029
Multiply by the cost-to-charges ratio	11.00%	11.30%	12.00%
Estimated cost of total uncompensated care	$ 3,491	$ 3,350	$ 3,483